FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)
Recurring basis
Assets:
Loans granted (Note 4)	₽ 9,067	$ 128.9	₽ 8,206
Investments in marketable securities (Note 4)			4,049
Fair value of financial assets	9,067	128.9	12,255
Liabilities:
Loans (Note 13)	46,134	655.9
Fair value of financial liabilities	46,134	$ 655.9
Level 1 | Recurring basis
Assets:
Investments in marketable securities (Note 4)			4,049
Fair value of financial assets			4,049
Level 2
Liabilities:
Convertible debt (Note 13)			106,484
Level 2 | Recurring basis
Assets:
Loans granted (Note 4)	9,067		8,206
Fair value of financial assets	9,067		₽ 8,206
Level 3 | Recurring basis
Liabilities:
Loans (Note 13)	46,134
Fair value of financial liabilities	₽ 46,134